Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Gabelli SRI Fund, Inc.
Prospectus Date	rr_ProspectusDate	Jul. 29, 2014
Supplement [Text Block]	gsg_SupplementTextBlock
GABELLI SRI FUND, INC. (the “Fund”)

Supplement dated May 20, 2015, to the Fund’s Prospectus for

Class A Shares, Class C Shares and Class I Shares, dated July 29, 2014, as supplemented

Effective immediately, the following replaces the second paragraph under “Principal Investment Strategies” on page 3 and the fifth paragraph under “Investment Objective, Investment Strategies, and Related Risks” on page 8:

“Socially Responsible Criteria. The Adviser employs a social screening overlay process at the time of investment to identify companies that meet the Fund’s social guidelines. Pursuant to the guidelines, the Fund will not invest in the top 50 defense/weapons contractors or in companies that derive more than 5% of their revenues from the following areas: tobacco, alcohol, gaming, defense/weapons production, and companies involved in the manufacture of abortion related products. The Fund will also not invest in companies included in the Carbon Underground 200™. This is a report which currently identifies the 200 largest fossil fuel (coal, oil and gas) companies based on estimates of the potential CO2 emissions of their reported reserves. This report is updated annually.”

Gabelli SRI Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsg_SupplementTextBlock
GABELLI SRI FUND, INC. (the “Fund”)

Supplement dated May 20, 2015, to the Fund’s Prospectus for

Class A Shares, Class C Shares and Class I Shares, dated July 29, 2014, as supplemented

Effective immediately, the following replaces the second paragraph under “Principal Investment Strategies” on page 3 and the fifth paragraph under “Investment Objective, Investment Strategies, and Related Risks” on page 8:

“Socially Responsible Criteria. The Adviser employs a social screening overlay process at the time of investment to identify companies that meet the Fund’s social guidelines. Pursuant to the guidelines, the Fund will not invest in the top 50 defense/weapons contractors or in companies that derive more than 5% of their revenues from the following areas: tobacco, alcohol, gaming, defense/weapons production, and companies involved in the manufacture of abortion related products. The Fund will also not invest in companies included in the Carbon Underground 200™. This is a report which currently identifies the 200 largest fossil fuel (coal, oil and gas) companies based on estimates of the potential CO2 emissions of their reported reserves. This report is updated annually.”